Long-term Debt and Other Financing Arrangements - Summary of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013 Senior secured term loan due 2013 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2013 [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2013 [Member] USD ($)	Mar. 31, 2013 Senior secured term loan due 2016 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2016 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2017 [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2017 [Member] USD ($)	Mar. 31, 2013 Euro Senior Secured Term Loan Facility Due Two Thousand Thirteen [Member] EUR (€)	Dec. 31, 2012 Euro Senior Secured Term Loan Facility Due Two Thousand Thirteen [Member] EUR (€)	Dec. 31, 2011 Euro Senior Secured Term Loan Facility Due Two Thousand Thirteen [Member] EUR (€)	Mar. 31, 2013 Euro Senior Secured Term Loan Facility Due Two Thousand Sixteen [Member] EUR (€)	Dec. 31, 2012 Euro Senior Secured Term Loan Facility Due Two Thousand Sixteen [Member] EUR (€)	Dec. 31, 2011 Euro Senior Secured Term Loan Facility Due Two Thousand Sixteen [Member] EUR (€)	Mar. 31, 2013 Senior debenture loan due 2014 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2014 [Member] USD ($)	Dec. 31, 2011 Senior debenture loan due 2014 [Member] USD ($)	Mar. 31, 2013 Senior debenture loan due 2018 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2018 [Member] USD ($)	Dec. 31, 2011 Senior debenture loan due 2018 [Member] USD ($)	Mar. 31, 2013 Senior debenture loan due 2020 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2020 [Member] USD ($)	Dec. 31, 2011 Senior debenture loan due 2020 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2016 [Member]	Dec. 31, 2011 Senior debenture loan due 2016 [Member] USD ($)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member] EUR (€)	Mar. 31, 2013 LIBOR based variable rate [Member] Senior secured term loan due 2016 [Member] USD ($)	Dec. 31, 2012 LIBOR based variable rate [Member] Senior secured term loan due 2016 [Member] USD ($)	Mar. 31, 2013 LIBOR based variable rate [Member] Senior secured term loan due 2017 [Member] USD ($)	Dec. 31, 2012 LIBOR based variable rate [Member] Senior secured term loan due 2017 [Member] USD ($)	Dec. 31, 2011 LIBOR based variable rate [Member] Senior secured term loan due 2017 [Member] USD ($)	Mar. 31, 2013 Euro LIBOR based variable rate [Member] Senior secured term loan due 2016 [Member] EUR (€)	Dec. 31, 2012 Euro LIBOR based variable rate [Member] Senior secured term loan due 2016 [Member] EUR (€)	Dec. 31, 2012 Euro LIBOR based variable rate [Member] Private placement debenture loan due 2012 [Member]	Dec. 31, 2011 Euro LIBOR based variable rate [Member] Private placement debenture loan due 2012 [Member] EUR (€)	Mar. 31, 2013 Libor Or Euro Libor Based Variable Rate [Member] Senior secured revolving credit facility due 2016 [Member] USD ($)	Dec. 31, 2012 Libor Or Euro Libor Based Variable Rate [Member] Senior secured revolving credit facility due 2016 [Member] USD ($)
Debt Instrument [Line Items]
Debt instrument face value	$ 1,610	$ 1,610	$ 1,610	$ 2,386	$ 2,386	$ 2,386	$ 500	$ 500	€ 227	€ 227	€ 227	€ 273	€ 273	€ 273													$ 2,532	$ 2,532	$ 1,222	$ 1,222	$ 1,222	€ 289	€ 289			$ 635	$ 635
Senior debenture face amount															$ 215	$ 215	$ 215	$ 1,080	$ 1,080	$ 1,080	$ 800	$ 800	$ 800		$ 325	€ 30									€ 50
Debt instrument, variable rate		2.21%			3.67%		8.50%			2.05%			3.62%														2.95%		2.20%	2.46%		3.06%
Debt instrument interest rate stated percentage															11.625%	11.625%		7.75%	7.75%		4.50%	4.50%		11.50%		6.75%
Debt instrument maturity year	2013	2013		2016	2016		2017		2013	2013		2016	2016		2014	2014		2018	2018		2020	2020		2016		2012	2016		2017	2017		2016		2012		2016	2016